Variable Portfolio – Managed Volatility Moderate Growth Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
BAE Systems PLC(a)
02/15/2031	1.900%	310,000	263,863
03/26/2034	5.300%	596,000	603,351
Boeing Co. (The)
08/01/2059	3.950%	777,000	529,093
05/01/2060	5.930%	100,000	94,000
L3Harris Technologies, Inc.
07/31/2033	5.400%	159,000	160,945
06/01/2034	5.350%	369,000	372,496
Lockheed Martin Corp.
02/15/2055	5.200%	186,000	175,935
Northrop Grumman Corp.
06/01/2043	4.750%	375,000	338,683
10/15/2047	4.030%	295,000	235,289
Raytheon Technologies Corp.
02/27/2053	5.375%	224,000	213,823
United Technologies Corp.
07/15/2038	6.125%	380,000	405,906
11/01/2046	3.750%	70,000	53,281
Total			3,446,665
Banking 0.1%
Bank of America Corp.(b)
01/24/2036	5.511%	248,000	252,413
03/20/2051	4.083%	890,000	698,977
Citigroup, Inc.
07/23/2048	4.650%	230,000	195,874
Citigroup, Inc.(b)
03/04/2056	5.612%	210,000	204,967
Subordinated
02/13/2035	5.827%	375,000	372,668
Goldman Sachs Group, Inc. (The)(b)
11/19/2045	5.561%	280,000	272,790
01/28/2056	5.734%	410,000	408,650
HSBC Holdings PLC(b)
03/03/2036	5.450%	245,000	243,701
JPMorgan Chase & Co.(b)
11/29/2045	5.534%	976,000	965,941
Morgan Stanley(b)
11/19/2055	5.516%	416,000	406,428
US Bancorp(b)
02/12/2036	5.424%	224,000	225,525
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.(b)
04/04/2051	5.013%	705,000	634,303
Total			4,882,237
Cable and Satellite 0.0%
Charter Communications Operating LLC
06/30/2062	3.950%	165,000	101,165
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	730,000	603,451
Comcast Corp.
05/15/2053	5.350%	120,000	111,860
06/01/2054	5.650%	68,000	66,615
11/01/2056	2.937%	575,000	337,655
NBCUniversal Media LLC
01/15/2043	4.450%	546,000	470,882
Total			1,691,628
Chemicals 0.0%
LYB International Finance III LLC
04/01/2051	3.625%	155,000	103,939
Construction Machinery 0.0%
United Rentals North America, Inc.
02/15/2031	3.875%	190,000	172,383
Diversified Manufacturing 0.0%
Carrier Global Corp.
04/05/2040	3.377%	380,000	298,604
Electric 0.1%
AEP Texas, Inc.
01/15/2050	3.450%	717,000	492,079
CenterPoint Energy, Inc.
09/01/2049	3.700%	118,000	84,332
Consolidated Edison Co. of New York, Inc.
11/15/2053	5.900%	169,000	172,371
Constellation Energy Generation LLC
03/15/2054	5.750%	165,000	158,864
Dominion Energy, Inc.
08/15/2052	4.850%	40,000	34,185
Dominion Resources, Inc.
12/01/2044	4.700%	250,000	214,835
Duke Energy Carolinas LLC
01/15/2054	5.400%	225,000	216,837
Duke Energy Corp.
08/15/2052	5.000%	615,000	536,410

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Indiana LLC
04/01/2050	2.750%	160,000	97,648
Entergy Mississippi LLC
04/15/2055	5.800%	102,000	101,439
Eversource Energy
07/15/2034	5.950%	190,000	197,247
Exelon Corp.
03/15/2052	4.100%	489,000	376,017
03/15/2053	5.600%	483,000	465,054
FirstEnergy Corp.
03/01/2050	3.400%	178,000	120,851
FirstEnergy Transmission LLC
01/15/2035	5.000%	80,000	78,409
Jersey Central Power & Light Co.(a)
01/15/2035	5.100%	161,000	159,122
MidAmerican Energy Co.
02/01/2055	5.300%	135,000	128,068
NextEra Energy Capital Holdings, Inc.
03/15/2054	5.550%	379,000	362,395
Oncor Electric Delivery Co. LLC
06/15/2054	5.550%	313,000	305,077
Pacific Gas and Electric Co.
07/01/2050	4.950%	480,000	400,241
Virginia Electric and Power Co.
01/15/2034	5.000%	444,000	438,495
04/01/2053	5.450%	66,000	63,076
Xcel Energy, Inc.
12/01/2049	3.500%	185,000	126,382
Total			5,329,434
Food and Beverage 0.0%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	678,000	625,181
Bacardi Ltd.(a)
05/15/2038	5.150%	636,000	583,569
05/15/2048	5.300%	350,000	307,908
Campbell Soup Co.
04/24/2050	3.125%	307,000	201,130
Coca-Cola Co. (The)
01/14/2055	5.200%	255,000	245,622
Kraft Heinz Foods Co.
06/01/2046	4.375%	220,000	179,869
Mars, Inc.(a)
05/01/2055	5.700%	282,000	281,533
Tyson Foods, Inc.
09/28/2048	5.100%	135,000	121,576
Total			2,546,388
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.0%
Becton Dickinson & Co.
02/08/2034	5.110%	230,000	229,625
Cigna Corp.
03/15/2050	3.400%	472,000	318,290
CVS Health Corp.
07/20/2045	5.125%	1,015,000	885,186
HCA, Inc.
03/15/2052	4.625%	634,000	503,340
Total			1,936,441
Healthcare Insurance 0.0%
Centene Corp.
03/01/2031	2.500%	140,000	118,133
UnitedHealth Group, Inc.
07/15/2044	5.500%	935,000	920,794
04/15/2054	5.375%	415,000	393,086
Total			1,432,013
Independent Energy 0.0%
APA Corp.(a)
02/15/2055	6.750%	210,000	205,520
Canadian Natural Resources Ltd.
02/15/2037	6.500%	105,000	110,286
Diamondback Energy, Inc.
04/18/2064	5.900%	272,000	255,358
Occidental Petroleum Corp.
10/01/2054	6.050%	464,000	435,405
Total			1,006,569
Integrated Energy 0.0%
BP Capital Markets America, Inc.
03/17/2052	3.001%	629,000	398,418
Cenovus Energy, Inc.
02/15/2052	3.750%	321,000	219,798
Total Capital International SA
06/29/2060	3.386%	80,000	52,396
TotalEnergies Capital SA
04/05/2064	5.638%	209,000	204,108
09/10/2064	5.425%	90,000	84,620
Total			959,340
Life Insurance 0.0%
MetLife, Inc.
07/15/2052	5.000%	239,000	217,124
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	460,000	338,536
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2059	3.625%	274,000	185,254
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	155,000	139,183
05/15/2050	3.300%	396,000	264,609
Total			1,144,706
Media and Entertainment 0.0%
Fox Corp.
01/25/2049	5.576%	110,000	103,020
Meta Platforms, Inc.
05/15/2063	5.750%	315,000	320,078
Warnermedia Holdings, Inc.
03/15/2062	5.391%	620,000	447,503
Total			870,601
Midstream 0.0%
Eastern Energy Gas Holdings LLC
10/15/2054	5.650%	137,000	132,008
Enbridge, Inc.
04/05/2054	5.950%	320,000	318,299
Energy Transfer LP
05/15/2054	5.950%	438,000	418,722
09/01/2054	6.050%	150,000	145,763
Kinder Morgan Energy Partners LP
11/01/2042	4.700%	100,000	84,903
09/01/2044	5.400%	69,000	63,681
Kinder Morgan, Inc.
02/15/2046	5.050%	112,000	98,134
MPLX LP
04/15/2048	4.700%	70,000	57,263
03/14/2052	4.950%	311,000	261,463
04/01/2055	5.950%	109,000	105,012
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	167,000	139,580
Western Gas Partners LP
03/01/2048	5.300%	115,000	98,384
Williams Companies, Inc. (The)
06/24/2044	5.750%	330,000	323,873
Total			2,247,085
Natural Gas 0.0%
NiSource, Inc.
02/15/2044	4.800%	249,000	220,479
05/15/2047	4.375%	170,000	139,901
04/01/2055	5.850%	203,000	201,668
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern California Gas Co.
09/01/2034	5.050%	250,000	246,622
Total			808,670
Pharmaceuticals 0.0%
AbbVie, Inc.
11/06/2042	4.400%	516,000	455,682
Amgen, Inc.
02/22/2062	4.400%	65,000	51,168
03/02/2063	5.750%	863,000	840,801
Bristol-Myers Squibb Co.
02/22/2064	5.650%	618,000	605,629
Johnson & Johnson
06/01/2054	5.250%	215,000	215,873
Merck & Co., Inc.
05/17/2053	5.000%	270,000	249,363
Pfizer, Inc.
12/15/2046	4.125%	613,000	502,227
Total			2,920,743
Property & Casualty 0.0%
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	505,000	388,939
Liberty Mutual Group, Inc.(a)
10/15/2050	3.951%	180,000	131,402
Total			520,341
Railroads 0.0%
Burlington Northern Santa Fe LLC
03/15/2055	5.500%	440,000	437,761
Canadian Pacific Railway Co.
12/02/2051	3.100%	250,000	162,703
Norfolk Southern Corp.
08/25/2051	2.900%	220,000	137,297
08/15/2052	4.050%	369,000	287,672
Union Pacific Corp.
12/01/2054	5.600%	318,000	318,967
Total			1,344,400
Restaurants 0.0%
McDonald’s Corp.
09/01/2049	3.625%	255,000	185,925
04/01/2050	4.200%	115,000	92,405
Total			278,330
Retailers 0.0%
Amazon.com, Inc.
05/12/2051	3.100%	711,000	483,080

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lowe’s Companies, Inc.
04/01/2052	4.250%	134,000	104,743
04/01/2062	4.450%	599,000	465,637
Total			1,053,460
Supermarkets 0.0%
Kroger Co. (The)
09/15/2064	5.650%	313,000	295,158
Technology 0.1%
Apple, Inc.
02/08/2051	2.650%	978,000	612,086
Broadcom, Inc.(a)
11/15/2036	3.187%	745,000	611,272
Cisco Systems, Inc.
02/24/2055	5.500%	290,000	291,529
Foundry JV Holdco LLC(a)
01/25/2038	6.400%	200,000	209,158
Intel Corp.
03/25/2050	4.750%	109,000	87,779
08/12/2051	3.050%	685,000	402,686
International Business Machines Corp.
02/10/2055	5.700%	220,000	218,021
NXP BV/Funding LLC/USA, Inc.
05/11/2041	3.250%	215,000	157,586
02/15/2042	3.125%	169,000	120,568
Oracle Corp.
07/15/2046	4.000%	385,000	294,422
04/01/2050	3.600%	319,000	221,073
08/03/2055	6.000%	165,000	164,613
03/25/2061	4.100%	62,000	44,180
Total			3,434,973
Tobacco 0.0%
BAT Capital Corp.
08/02/2043	7.079%	248,000	270,640
Transportation Services 0.0%
ERAC USA Finance LLC(a)
10/30/2034	5.200%	143,000	143,818
FedEx Corp.(a)
05/15/2050	5.250%	260,000	229,842
United Parcel Service, Inc.
05/22/2064	5.600%	267,000	260,671
Total			634,331
Wireless 0.0%
T-Mobile US, Inc.
04/15/2050	4.500%	115,000	95,540
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile USA, Inc.
11/15/2055	5.875%	153,000	154,217
Vodafone Group PLC
06/28/2064	5.875%	240,000	229,631
Total			479,388
Wirelines 0.0%
AT&T, Inc.
12/01/2057	3.800%	1,451,000	1,018,050
Verizon Communications, Inc.(c)
04/02/2035	5.250%	310,000	310,765
Verizon Communications, Inc.
03/22/2041	3.400%	855,000	657,623
Total			1,986,438
Total Corporate Bonds & Notes (Cost $45,477,623)			42,094,905

Equity Funds 46.8%
	Shares	Value ($)
International 14.7%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(d)	54,795,687	774,811,014
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(d)	35,948,685	406,220,140
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(d)	21,336,162	241,525,358
Variable Portfolio – Partners International Value Fund, Class 1 Shares(d)	22,043,399	242,036,516
Total		1,664,593,028
U.S. Large Cap 28.7%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(d),(e)	3,608,646	185,989,635
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(d),(e)	5,445,163	576,915,051
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(d),(e)	6,402,805	279,226,331
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(d),(e)	26,122,970	568,958,275
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(d),(e)	7,009,255	315,626,754
CTIVP® – MFS® Value Fund, Class 1 Shares(d),(e)	6,175,837	275,504,090
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(d),(e)	3,761,808	257,909,580
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(d),(e)	6,739,399	274,023,957
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2025 (Unaudited)
Equity Funds (continued)
	Shares	Value ($)
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(d),(e)	4,613,421	242,389,140
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(d),(e)	6,625,692	290,602,846
Total		3,267,145,659
U.S. Mid Cap 1.5%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(d),(e)	804,614	40,616,915
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(d),(e)	1,140,499	46,064,776
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(d),(e)	931,066	46,190,195
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(d),(e)	862,401	40,920,906
Total		173,792,792
U.S. Small Cap 1.9%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(d)	2,451,097	30,418,117
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(d)	2,309,407	28,590,458
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(d),(e)	2,499,787	77,168,412
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(d),(e)	2,198,587	79,303,022
Total		215,480,009
Total Equity Funds (Cost $3,638,787,365)		5,321,011,488

Exchange-Traded Equity Funds 5.0%

U.S. Mid Large Cap 5.0%
iShares Core S&P 500 ETF	513,000	288,254,700
Vanguard S&P 500 ETF	545,000	280,080,950
Total		568,335,650
Total Exchange-Traded Equity Funds (Cost $590,943,434)		568,335,650

Exchange-Traded Fixed Income Funds 4.7%
	Shares	Value ($)
Investment Grade 4.7%
iShares Core U.S. Aggregate Bond ETF	2,500,000	247,300,000
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,405,790	152,795,315
Vanguard Intermediate-Term Corporate Bond ETF	1,671,600	136,670,016
Total		536,765,331
Total Exchange-Traded Fixed Income Funds (Cost $533,935,438)		536,765,331

Fixed Income Funds 26.7%

Investment Grade 26.7%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(d)	68,686,297	592,762,744
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(d)	18,723,053	181,988,078
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(d)	47,988,221	361,351,302
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(d)	20,170,796	183,150,825
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(d)	49,161,803	450,813,734
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(d)	63,226,296	591,165,869
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(d)	68,736,385	678,428,120
Total		3,039,660,672
Total Fixed Income Funds (Cost $3,514,832,823)		3,039,660,672

Residential Mortgage-Backed Securities - Agency 6.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/16/2040- 04/14/2055	3.000%	245,302,000	213,521,403
04/16/2040- 04/14/2055	3.500%	87,050,000	79,713,020
04/16/2040- 04/14/2055	4.000%	224,530,000	210,507,362
04/14/2055	4.500%	167,700,000	160,399,586
04/14/2055	5.000%	87,400,000	85,656,411
Total Residential Mortgage-Backed Securities - Agency (Cost $748,204,511)			749,797,782

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2025 (Unaudited)
U.S. Treasury Obligations 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2043	4.375%	1,080,000	1,052,663
05/15/2044	4.625%	35,000	35,109
02/15/2054	4.250%	27,000	25,443
08/15/2054	4.250%	61,000	57,578
Total U.S. Treasury Obligations (Cost $1,146,861)			1,170,793

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $808,873)	480,000

Put Option Contracts Purchased 0.7%
Value ($)
(Cost $73,423,976)	76,467,025

Money Market Funds 14.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(d),(f)	1,697,252,434	1,696,912,984
Total Money Market Funds (Cost $1,696,868,118)		1,696,912,984
Total Investments in Securities (Cost: $10,844,429,022)		12,032,696,630
Other Assets & Liabilities, Net		(654,352,950)
Net Assets		11,378,343,680
At March 31, 2025, securities and/or cash totaling $84,662,980 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
15,000,000 NZD	8,498,611 USD	Barclays	04/09/2025	—	(19,178)
75,000,000 SEK	7,440,698 USD	Barclays	04/30/2025	—	(33,326)
38,736,068 USD	30,500,000 GBP	Barclays	04/30/2025	659,746	—
8,789,657 USD	1,300,000,000 JPY	Barclays	04/30/2025	—	(95,150)
14,881,838 USD	150,000,000 SEK	Barclays	04/30/2025	66,209	—
17,000,000 EUR	18,351,228 USD	Citi	04/09/2025	—	(37,814)
8,000,000 EUR	8,753,734 USD	Citi	04/30/2025	90,267	—
10,500,000,000 JPY	71,959,703 USD	Citi	04/30/2025	1,734,831	—
485,000,000 SEK	46,129,629 USD	Citi	04/30/2025	—	(2,202,392)
65,611,770 USD	105,000,000 AUD	Citi	04/30/2025	12,180	—
10,511,284 USD	15,000,000 CAD	Citi	04/30/2025	—	(73,455)
21,964,680 USD	17,000,000 GBP	Citi	04/30/2025	—	(6,358)
29,165,638 USD	26,000,000 CHF	Goldman Sachs International	04/30/2025	321,491	—
3,244,862 USD	3,000,000 EUR	Goldman Sachs International	04/30/2025	3,938	—
32,500,000 GBP	41,945,150 USD	HSBC	04/30/2025	—	(33,995)
84,000,000 NZD	47,348,700 USD	HSBC	04/30/2025	—	(376,796)
19,323,993 USD	2,900,000,000 JPY	HSBC	04/30/2025	71,447	—
200,000,000 JPY	1,337,641 USD	JPMorgan	04/09/2025	3,170	—
6,234,739 USD	10,000,000 AUD	Morgan Stanley	04/09/2025	14,111	—
335,000,000 NOK	31,597,374 USD	Morgan Stanley	04/30/2025	—	(245,038)
19,000,000 NZD	10,874,688 USD	Morgan Stanley	04/30/2025	79,635	—
27,394,758 USD	24,000,000 CHF	Morgan Stanley	04/30/2025	—	(175,870)
92,085,656 USD	13,750,000,000 JPY	Morgan Stanley	04/30/2025	—	(124,515)
8,078,525 USD	14,000,000 NZD	Morgan Stanley	04/30/2025	—	(124,276)
80,000,000 NOK	7,587,973 USD	UBS	04/09/2025	—	(16,109)
100,000,000 EUR	108,686,000 USD	UBS	04/30/2025	392,667	—
11,939,220 USD	19,000,000 AUD	UBS	04/30/2025	—	(64,410)
44,786,402 USD	500,000,000 NOK	UBS	04/30/2025	2,739,586	—
11,922,208 USD	120,000,000 SEK	UBS	04/30/2025	36,231	—
2,000,000 CHF	2,261,356 USD	Wells Fargo	04/09/2025	—	(1,194)
1,936,556 USD	1,500,000 GBP	Wells Fargo	04/09/2025	1,037	—
24,000,000 AUD	15,149,880 USD	Wells Fargo	04/30/2025	150,120	—
120,000,000 NOK	11,350,147 USD	Wells Fargo	04/30/2025	—	(56,090)
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
20,456,638 USD	18,000,000 CHF	Wells Fargo	04/30/2025	—	(42,471)
199,909,450 USD	190,000,000 EUR	Wells Fargo	04/30/2025	5,847,883	—
Total				12,224,549	(3,728,437)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DAX Index	100	06/2025	EUR	55,940,000	—	(2,659,493)
Euro STOXX 50 Index	818	06/2025	EUR	42,446,020	—	(2,049,073)
MSCI Singapore Index	129	04/2025	SGD	5,027,775	—	(46,526)
OMXS30 Index	740	04/2025	SEK	183,187,000	—	(1,339,186)
S&P 500 Index E-mini	1,897	06/2025	USD	536,210,763	—	(5,948,619)
SPI 200 Index	82	06/2025	AUD	16,147,850	—	(80,685)
U.S. Long Bond	62	06/2025	USD	7,271,438	136,023	—
U.S. Treasury 10-Year Note	696	06/2025	USD	77,408,250	144,867	—
U.S. Treasury 10-Year Note	95	06/2025	USD	10,565,781	—	(10,595)
U.S. Treasury 2-Year Note	1,148	06/2025	USD	237,833,314	135,471	—
U.S. Treasury 5-Year Note	2,497	06/2025	USD	270,066,156	1,688,635	—
U.S. Treasury Ultra 10-Year Note	7	06/2025	USD	798,875	1,687	—
Total					2,106,683	(12,134,177)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(470)	06/2025	GBP	(40,382,400)	632,708	—
Russell 2000 Index E-mini	(235)	06/2025	USD	(23,818,425)	—	(168,608)
TOPIX Index	(83)	06/2025	JPY	(2,209,460,000)	243,491	—
U.S. Long Bond	(30)	06/2025	USD	(3,518,438)	7,442	—
U.S. Long Bond	(398)	06/2025	USD	(46,677,938)	—	(314,485)
U.S. Treasury 10-Year Note	(5)	06/2025	USD	(556,094)	945	—
U.S. Treasury 10-Year Note	(11)	06/2025	USD	(1,223,406)	—	(16,773)
U.S. Treasury 5-Year Note	(5)	06/2025	USD	(540,781)	—	(4,853)
U.S. Treasury Ultra Bond	(30)	06/2025	USD	(3,667,500)	36,503	—
U.S. Treasury Ultra Bond	(419)	06/2025	USD	(51,222,750)	—	(214,161)
Total					921,089	(718,880)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	26,936,880	48	5,810.00	06/20/2025	808,873	480,000

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	1,122,370,000	2,000	4,700.00	06/18/2026	29,710,421	26,740,000
S&P 500 Index	Morgan Stanley	USD	1,377,709,175	2,455	4,600.00	12/18/2026	32,304,187	38,629,425
S&P 500 Index	Morgan Stanley	USD	359,158,400	640	4,700.00	12/18/2026	11,409,368	11,097,600
Total							73,423,976	76,467,025

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(26,936,880)	(48)	5,810.00	06/20/2025	(847,127)	(1,244,880)

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2025, the total value of these securities amounted to $4,657,940, which represents 0.04% of total net assets.

(b)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2025.

(c)	Represents a security purchased on a when-issued basis.
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	1,932,232,652	803,677,150	(1,038,979,710)	(17,108)	1,696,912,984	—	17,974	20,006,912	1,697,252,434
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	201,470,575	2,482	(1,923,648)	(13,559,774)	185,989,635	—	4,865,115	—	3,608,646
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	625,676,132	12,153	(3,466,564)	(45,306,670)	576,915,051	—	7,469,585	—	5,445,163
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	596,117,573	4,542	(28,672,947)	25,313,576	592,762,744	—	(4,856,775)	—	68,686,297
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	322,226,842	8,426	(2,326,295)	(40,682,642)	279,226,331	—	6,636,801	—	6,402,805
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	185,869,316	154	(7,868,633)	3,987,241	181,988,078	—	(749,359)	—	18,723,053
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	354,612,787	23,643	(7,168,314)	13,883,186	361,351,302	—	(1,685,535)	—	47,988,221
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	762,324,173	16,106,538	(49,938,538)	46,318,841	774,811,014	—	7,646,087	16,106,538	54,795,687
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	629,172,910	10,870	(8,911,186)	(51,314,319)	568,958,275	—	5,871,819	—	26,122,970
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	314,622,303	1,238	(4,216,667)	5,219,880	315,626,754	—	4,510,344	—	7,009,255
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	47,405,102	2,680	(811,508)	(5,979,359)	40,616,915	—	1,584,665	—	804,614
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	47,292,310	3,291	(4,638)	(1,226,187)	46,064,776	—	6,310	—	1,140,499
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	32,927,093	1,714	(9,041)	(2,501,649)	30,418,117	—	2,028	—	2,451,097
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	32,905,023	3,182	(192,319)	(4,125,428)	28,590,458	—	99,371	—	2,309,407
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	183,753,146	2,030	(8,128,803)	7,524,452	183,150,825	—	(1,097,688)	—	20,170,796
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	456,923,660	1,759	(21,050,344)	14,938,659	450,813,734	—	(3,859,585)	—	49,161,803
CTIVP® – MFS® Value Fund, Class 1 Shares
	272,420,305	—	(3,240,462)	6,324,247	275,504,090	—	4,374,105	—	6,175,837
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	278,174,475	7,007	(2,488,781)	(17,783,121)	257,909,580	—	6,474,243	—	3,761,808
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	269,939,640	—	(2,780,656)	6,864,973	274,023,957	—	2,679,030	—	6,739,399
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	596,007,956	5,163	(24,447,387)	19,600,137	591,165,869	—	(2,753,191)	—	63,226,296
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	47,296,977	1,601	(11,369)	(1,097,014)	46,190,195	—	18,180	—	931,066
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	47,734,297	2,393	(881,993)	(5,933,791)	40,920,906	—	1,728,286	—	862,401
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	280,673,442	10,330	(6,990,286)	(31,304,346)	242,389,140	—	1,451,967	—	4,613,421
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	685,570,605	2,648	(29,801,744)	22,656,611	678,428,120	—	(2,958,145)	—	68,736,385
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	309,776,692	3,216	(1,623,704)	(17,553,358)	290,602,846	—	3,613,118	—	6,625,692
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	407,025,179	6,303,873	(30,045,174)	22,936,262	406,220,140	—	1,436,156	6,303,873	35,948,685
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	242,485,970	1,880,453	(3,721,358)	880,293	241,525,358	—	183,619	1,880,453	21,336,162
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	247,405,374	7,198,747	(24,106,387)	11,538,782	242,036,516	—	8,110,840	7,198,747	22,043,399
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	86,407,200	10,128	—	(9,248,916)	77,168,412	—	—	—	2,499,787
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	86,415,582	10,741	—	(7,123,301)	79,303,022	—	—	—	2,198,587
Total	10,582,865,291			(46,769,843)	10,057,585,144	—	50,819,365	51,496,523

(e)	Non-income producing investment.
(f)	The rate shown is the seven-day current annualized yield at March 31, 2025.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2025 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7048_12_D01_(05/25)